Disposal of subsidiary - Schedule of Impact on Cash Flow Statement on Disposal of Subsidiary (Detail) - Adyah Solar Energy Private Limited [Member] - INR (₨) ₨ in Millions		12 Months Ended
	Feb. 15, 2021	Mar. 31, 2021
Net cash inflow arising on disposal:
Consideration received in cash and cash equivalents	₨ 3,613	₨ 3,613
Less: cash and cash equivalents disposed		(16)
Total		₨ 3,597